CAPITAL CONTRIBUTION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 17, 2012 Parent Company Investment SMBC
Capital contribution
Capital contribution received from investor	$ 93,217	$ 93,217